Segment Information - Schedule of Segment Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	₩ 560,548	₩ 500,845	₩ 725,516
Segment operating profit	77,396	85,384	160,367
Operating Segments
Disclosure of operating segments [line items]
Segment revenue	677,193	579,821	815,372
Revenue	560,548	500,845	725,516
Depreciation/Amortization	10,819	9,233	7,658
Segment operating profit	77,396	85,384	160,367
Operating Segments | Online
Disclosure of operating segments [line items]
Segment revenue	107,418	90,832	96,487
Revenue	90,339	76,989	81,017
Depreciation/Amortization	2,371	1,725	1,436
Segment operating profit	30,729	34,211	44,107
Operating Segments | Mobile
Disclosure of operating segments [line items]
Segment revenue	537,770	465,026	697,736
Revenue	455,235	405,676	629,604
Depreciation/Amortization	3,165	2,699	2,158
Segment operating profit	53,961	55,371	122,107
Operating Segments | Others
Disclosure of operating segments [line items]
Segment revenue	32,005	23,963	21,149
Revenue	14,974	18,180	14,895
Depreciation/Amortization	5,283	4,809	4,064
Segment operating profit	(7,294)	(4,198)	(5,847)
Elimination of intersegment revenue
Disclosure of operating segments [line items]
Revenue	(116,645)	(78,976)	(89,856)
Elimination of intersegment revenue | Online
Disclosure of operating segments [line items]
Revenue	(17,079)	(13,843)	(15,470)
Elimination of intersegment revenue | Mobile
Disclosure of operating segments [line items]
Revenue	(82,535)	(59,350)	(68,132)
Elimination of intersegment revenue | Others
Disclosure of operating segments [line items]
Revenue	₩ (17,031)	₩ (5,783)	₩ (6,254)